Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Enviro Technologies U.S., Inc. (the “Company”) originally filed on September 12, 2022 (the “Original 8-K”) is being filed to include the financial statements of Banner Midstream Corp (“Banner Midstream”) and combined pro forma financial information pursuant to Items 2.01 and 9.01 of Form 8-K. The Original 8-K was filed in connection with the Company’s acquisition of 100% of the issued and outstanding capital stock of Banner Midstream pursuant to the Share Exchange Agreement, as more particularly described in the Original 8-K.
Document Period End Date	Sep. 06, 2022
Entity File Number	000-30454
Entity Registrant Name	ENVIRO TECHNOLOGIES U.S., INC.
Entity Central Index Key	0001043894
Entity Tax Identification Number	82-0266517
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	408 State Hwy 135N
Entity Address, City or Town	Kilgore
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75662
City Area Code	903
Local Phone Number	392-0948
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false